BANK BORROWINGS	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
BANK BORROWINGS

NOTE－10 BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of repayments	Annual interest rate	As of June 30, 2025	As of December 31, 2024
			$’000	$’000

Term loans	5 to 15 years	2.0% to 3.7%	6,176	4,272
Bank overdraft	On demand	-	2,140	1,738

			8,316	6,010

Representing :
Within 12 months			2,432	2,558
Over 1 year			5,884	3,452

			8,316	6,010

As of June 30, 2025 and December 31, 2024, bank borrowings were comprised of term loans which bear annual interest at a fixed rate from 2.0% to 3.7% per year and become repayable in 5 to 15 years, and bank overdrafts payable on demand that were obtained from financial institutions in Singapore.

The Company’s bank borrowings currently are guaranteed by personal guarantees from Ms. Liao and Mr. Ng.

Interest related to the bank borrowings was at approximately $0.3 million and approximately $0.2 million for the six months ended June 30, 2025 and 2024, respectively.